Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2018		Jan. 01, 2018 [2]	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 116,554	[1]	£ 114,168	£ 113,755	[3]
Financial assets at fair value through the income statement	142,443	[1]		116,282	[3]
Derivative financial instruments	229,002	[1]	237,987	237,987	[3]
Financial assets at fair value through other comprehensive income	53,302	[1]	53,288	0	[3]
Assets included in disposal groups classified as held for sale	1,761	[1],[4]	1,193	1,193	[3],[4]
Total assets	541,312			522,023
Trading portfolio liabilities	(45,965)	[1]	(37,352)	(37,352)	[3]
Financial liabilities designated at fair value	(212,393)	[1]		(173,718)	[3]
Derivative financial liabilities	(225,089)	[1]	(238,345)	(238,345)	[3]
Total liabilities	(483,447)		£ (220,083)	(449,415)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	116,554			113,755
Derivative financial instruments	229,002			237,987
Financial assets at fair value through other comprehensive income	53,302			53,854
Investment property	11			116
Assets included in disposal groups classified as held for sale				29
Trading portfolio liabilities	(45,965)			(37,352)
Financial liabilities designated at fair value	(212,393)			(173,718)
Derivative financial liabilities	(225,089)			(238,345)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	89,027			94,899
Total liabilities	(28,910)			(24,536)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	55,851			63,925
Financial assets at fair value through the income statement	5,497			4,347
Derivative financial instruments	4,374			3,786
Financial assets at fair value through other comprehensive income	23,305			22,841
Investment property	0			0
Assets included in disposal groups classified as held for sale				0
Trading portfolio liabilities	(25,047)			(20,905)
Financial liabilities designated at fair value	0			0
Derivative financial liabilities	(3,863)			(3,631)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	439,583			411,526
Total liabilities	(448,907)			(419,198)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	56,862			47,853
Financial assets at fair value through the income statement	133,267			104,188
Derivative financial instruments	219,562			228,867
Financial assets at fair value through other comprehensive income	29,892			30,618
Investment property	0			0
Assets included in disposal groups classified as held for sale				0
Trading portfolio liabilities	(20,918)			(16,443)
Financial liabilities designated at fair value	(212,056)			(173,238)
Derivative financial liabilities	(215,933)			(229,517)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	12,702			15,598
Total liabilities	(5,630)			(5,681)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,841			1,977
Financial assets at fair value through the income statement	3,679			7,747
Derivative financial instruments	5,066			5,334
Financial assets at fair value through other comprehensive income	105			395
Investment property	11			116
Assets included in disposal groups classified as held for sale				29
Trading portfolio liabilities	0			(4)
Financial liabilities designated at fair value	(337)			(480)
Derivative financial liabilities	£ (5,293)			£ (5,197)

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[3]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[4]	For notes to the Financial Statements see pages 17 to 56